Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Cash and cash equivalents
18. Cash and cash equivalents

	2022 $m	2021 $m
Cash at bank and in hand	165	124
Short-term deposits	421	301
Money market funds	360	1,025
Repurchase agreements	30	–
Cash and cash equivalents as recorded in the Group statement of financial position	976	1,450
Bank overdrafts (note 21)	(55)	(59)
Cash and cash equivalents as recorded in the Group statement of cash flows	921	1,391
Cash at bank and in hand includes bank balances of $86m (2021: $67m) which are matched by bank overdrafts of $55m (2021: $59m) under the Group’s cash pooling arrangements. Under these arrangements, each pool contains a number of bank accounts with the same financial institution and the Group pays interest on net overdraft balances within each pool. The cash pools are used for day-to-day
cash management purposes and are managed as closely as possible to a zero balance on a net basis for each pool. Overseas subsidiaries are typically in a cash-positive position with the matching overdrafts held by the Group’s central treasury company in the UK. Accordingly, bank overdrafts are included within cash and cash equivalents for the purposes of the cash flow statement.
Cash and cash equivalents with restrictions on use

	2022 $m	2021 $m
Countries with restrictions on repatriation	24	77
Capital expenditure under lease agreements	11	9
Other restrictions	12	–
	47	86
Details of the credit risk on cash and cash equivalents is included in note 23.